N-2 - $ / shares shares in Billions	Jul. 30, 2026	Jun. 30, 2026
Cover [Abstract]
Entity Central Index Key	0001987221
Amendment Flag	false
Securities Act File Number	814-01669
Document Type	8-K
Entity Registrant Name	John Hancock Comvest Private Income Fund
Entity Address, Address Line One	360 S. Rosemary Avenue
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	561
Local Phone Number	727-2001
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		2.0
Class I Common Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 25.09
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class I Common Shares
Class S Common Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class S Common Shares
Class D Common Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class D Common Shares
Class F Common Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 0
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Class F Common Shares